SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
SECURITIES
Summary of securities

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In thousands)

At December 31, 2012

Securities available for sale

Residential mortgage-backed securities	$7,900	$284	$—	$8,184

Securities held to maturity

Residential mortgage-backed securities	$1,594	$137	$—	$1,731

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In thousands)

At December 31, 2011

Securities available for sale

Government-sponsored enterprise obligations	$502	$1	$—	$503
Residential mortgage-backed securities	3,464	207	—	3,671

Total securities available for sale	$3,966	$208	$—	$4,174

Securities held to maturity

Residential mortgage-backed securities	$2,322	$184	$—	$2,506

Schedule of amortized cost and estimated fair value of debt securities by contractual maturity
	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
(In thousands)

Residential mortgage-backed securities	$7,900	$8,184	$1,594	$1,731